7. RELATED PARTIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Stockholder [Member]
Purchases from related party	$ 1,434,050	$ 1,662,717	$ 2,976,463	$ 2,737,624